Financing (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2020	Oct. 21, 2019	Sep. 18, 2018	Jul. 31, 2020	Oct. 31, 2019	Sep. 23, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019	Dec. 15, 2018
Proceeds from related party										$ 1,500
Repayment for related party							$ 350		892
Unsecured Promissory Note [Member] | Atlas Sciences, LLC [Member]
Debt interest rate					10.00%
Debt instrument face value	$ 500				$ 1,300
Proceeds from unsecured promissory note					1,300
Debt issuance discount					88
Expenses payable					$ 10
Debt instrument term					12 months
Maximum monthly redemption					$ 300
Default interest rate					22.00%
Share issued upon conversion	153,000
Share issued upon conversion, value	$ 531
Unsecured Promissory Note [Member] | Subsequent Event [Member] | Atlas Sciences, LLC [Member]
Share issued upon conversion						246,000
Share issued upon conversion, value						$ 1,050
NovellusDx, Ltd. [Member]
Repayment for related party				$ 50
Conversion price							$ 4.50
Debt interest rate							0.00%
Debt instrument face value									$ 350
Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Proceeds from related party			$ 1,500
Due to affiliate											$ 50
Conversion price			$ 18.18
Debt interest rate			10.75%									21.00%
Settlement Agreement [Member] | NovellusDx, Ltd. [Member]
Repayment for related party		$ 100			$ 1,000
Conversion price		$ 4.50
Debt interest rate		0.00%
Settlement Agreement [Member] | NovellusDx, Ltd. [Member] | Excess Consideration Note [Member]
Proceeds from related party		$ 1,000
Original Credit Agreement and Merger Agreement [Member] | NovellusDx, Ltd. [Member]
Line of credit, current							$ 450